RELATED PARTY DISCLOSURES	12 Months Ended
Dec. 31, 2024
RELATED PARTY DISCLOSURES
RELATED PARTY DISCLOSURES

37.RELATED PARTY DISCLOSURES

SCHMID is a listed company with Christian Schmid and Anette Schmid as majority shareholders. Christian Schmid is also the CEO of the Company.

Transactions with Key Management

Key management personnel are defined as those persons who are responsible for SCHMID´s worldwide operating business, based on their function within SCHMID or the interests of SCHMID. The following individuals belong or belonged to SCHMID’s key management:

Name	Company	Function & Member of key management since/until
Christian Schmid	SCHMID Group N. V. Gebr. SCHMID GmbH	Executive Director of SCHMID Group N. V., CEO
Anette Schmid	SCHMID Group N. V.	Non-executive Director
Prof. Dr. Dr. h.c. Sir Ralf Speth	SCHMID Group N. V.	Non-executive Director, Chairman of the Board
Dr. Stefan Berger	SCHMID Group N. V.	Non-executive Director
Boo-Keun Yoon	SCHMID Group N. V.	Non-executive Director
Dr. Annedore Streyl	SCHMID Group N. V.	Non-executive Director since 27.12.2024
Christian Brodersen	SCHMID Group N. V.	Non-executive Director until 23.12.2024
Julia Natterer	SCHMID Group N. V. Gebr. SCHMID GmbH	CFO
Laurent Nicolet	Gebr. SCHMID GmbH	Executive Asia Region
Helmut Rauch	Gebr. SCHMID GmbH	COO

The annual remuneration and related compensation costs recognized as expense during the reporting period only includes short-term employee benefits and amounts to €1,428 thousand in 2024 (2023: €1,562 thousand, 2022: €1,262 thousand). Short-term benefits include salaries, bonus, and other benefits such as medical, death and disability coverage, Company car and other usual facilities as applicable. The outstanding balances also include the liability in connection with the defined benefit obligation.

Transactions with related parties

In addition to the entities included in the consolidated financial statements (see note 2. Basis of Presentation), SCHMID maintains relationships with other related parties. Related parties comprise the following entities (not individuals):

Company	Relationship
Schmid Grundstücke GmbH & Co. KG	Jointly controlled by Christian and Anette Schmid
Schmid Verwaltungs GmbH, Freudenstadt	Controlled by Christian Schmid
Schmid Silicon Technology Holding GmbH, Freudenstadt	Controlled by Christian Schmid (until June 2023)
Schmid Silicon Technology GmbH, Freudenstadt	Controlled by Christian Schmid (until June 2023)
SILIQN GmbH, Freudenstadt	Controlled by Christian Schmid (until March 2023)
Schmid Polysilicon Production GmbH, Spreetal	Controlled by Christian Schmid (until March 2023)

The following transactions are proceeded with related parties.

in € thousand	2024	2023	2022
Interest income on loans granted to
Shareholder	4	1,077	526

Interest expense on loans received from
Key management personnel	3	12	88
Other related parties	510	558	409
Shareholder	916	737	165

Purchases of goods or services
Joint ventures	—	3	2,511
Other related parties	1,663	236	663

Sale of goods or services
Joint ventures	—	427	505
Other related parties	31	11,801	592

Salary and Bonus
Shareholder	1,055	1,149	988
Key management personnel	1,428	1,562	1,262

in € thousand	12/31/2024	12/31/2023
Outstanding balances - Liabilities
Shareholder	29,486	29,102
Key management personnel	—	280
Joint ventures	358	358
Other related parties	16,973	25,359

in € thousand	12/31/2024	12/31/2023
Outstanding balances - Receivables
Shareholder	—	107
Joint ventures	4,068	2,655
Other related parties	1,286	221

The significant increase in Sale of goods or services as well as in Outstanding balances - Liabilities in 2023 are mainly due to the sale and leaseback transaction (for further information please see note 20. Leases).